Stockholders' equity - Remuneration to the Company's stockholders (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Stockholders' equity
Minimum percentage of remuneration on the adjusted net income		25.00%
Net income of the year		$ 6,860	$ 5,507	$ 3,982
Appropriation to legal reserve		(343)
Appropriation to tax incentive reserve		(401)
Net income after appropriations to legal reserve and tax incentive reserve		6,116
Minimum mandatory remuneration		1,529
Stockholder's Remuneration Paid		(2,054)
Appropriation to investments reserve		$ (4,062)
Withholding tax on retained earnings (as a percent)		15.00%
Minimum mandatory remuneration before		$ 1,799
Percentage Of Semi Annual Stockholders Remuneration On Adjusted EBITDA					30.00%
Stockholders' remuneration paid	$ 1,876	$ 3,313	$ 1,456	$ 250
Remuneration (in dollars per share)	$ 0.360951164	$ 0.636637439	$ 0.282400343
Stockholders' remuneration based on interest on capital	$ 1,659
Stockholders' remuneration based on dividends	$ 217